Inventories - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 180,866	€ 49,162
Cost of inventories recognised as expense during period	257,800	145,300
Cost of inventories recognized as an raw material expense	157,700	127,100
Cost of inventories recognized as an COVID 19 expense	159,400	121,400
Reversal of inventory write-down	2,800	5,700
Cost of inventories related to onerous agreements and settlement costs	66,600
Raw materials, write-down provision	79,939	29,751
Work in progress, write-down provision	99,089	15,096
Finished goods, write-down provision	1,417	3,974
Purchased goods, write-down provision	421	342
COVID VLA2001
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	176,900	41,600
Raw materials, write-down provision	78,800	29,800
Work in progress, write-down provision	98,100	11,800
IXIARO and DUKORAL
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	2,900	7,600
Work in progress, write-down provision	1,000	3,300
Finished goods, write-down provision	1,400	4,000
Purchased goods, write-down provision	€ 400	€ 300